Loan from Shareholder (Details Narrative) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Debt Disclosure [Abstract]
Loan from shareholder and sole director	$ 2,875	$ 2,875
Loan outstanding	$ 2,875	$ 2,875